Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 2, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 2, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

MainStay International Equity Fund (Prospectus Summary): | MainStay International Equity Fund
MainStay International Equity Fund

THE MAINSTAY GROUP OF FUNDS

MainStay International Equity Fund

Supplement dated July 2, 2012 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay International Equity Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

The fifth paragraph under the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:

Generally, the Fund seeks to limit its investments in securities of: (i) any one company; (ii) companies in the same industry; (iii) companies located in any one country; and (iv) countries located in emerging markets (currently limited to 15% of the Fund’s assets measured at the time of purchase).

Additionally, the Fund has selected the MSCI ACWI ® (All Country World Index) Ex. U.S. as its secondary benchmark. The MSCI ACWI ® Ex. U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

The Average Annual Total Returns table is amended as follows to include information pertaining to the MSCI ACWI ® Ex. U.S.
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI ACWI ® Ex. U.S. (reflects no deductions for fees, expenses, or taxes) MainStay International Equity Fund	MSCI ACWI ® Ex. U.S. (reflects no deductions for fees, expenses, or taxes)	(13.71%)	(2.92%)	6.31%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay International Equity Fund (Prospectus Summary): | MainStay International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Equity Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay International Equity Fund

Supplement dated July 2, 2012 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay International Equity Fund (the “Fund”), a series of MainStay Funds Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Investment Strategy, Heading	rr_StrategyHeading	The fifth paragraph under the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Generally, the Fund seeks to limit its investments in securities of: (i) any one company; (ii) companies in the same industry; (iii) companies located in any one country; and (iv) countries located in emerging markets (currently limited to 15% of the Fund’s assets measured at the time of purchase).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

Additionally, the Fund has selected the MSCI ACWI ® (All Country World Index) Ex. U.S. as its secondary benchmark. The MSCI ACWI ® Ex. U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	The Average Annual Total Returns table is amended as follows to include information pertaining to the MSCI ACWI ® Ex. U.S.
Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEAX
MainStay International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINEX
MainStay International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIECX
MainStay International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIIX
MainStay International Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIERX
MainStay International Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRRX
MainStay International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFRX
MainStay International Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINNX
MainStay International Equity Fund | MSCI ACWI ® Ex. U.S. (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI ® Ex. U.S. (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.31%